Income Taxes - Significant Components of Net Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Total deferred tax liabilities	$ (6)
Deferred tax assets:
Net operating losses	8,917	5,983
R&D tax credit		679
Accruals	79
Share-based compensation expense		1,004
Total deferred tax assets	8,990	7,666
Valuation allowance	(8,917)	(7,666)
Net deferred tax assets	$ 73